Concentration of Credit Risk (Q2) (Details)	Jun. 30, 2019 USD ($) Institution	Dec. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)
Concentration of Credit Risk [Abstract]
Number of financial institutions | Institution	1
Deposits in excess of FDIC insured limits | $	$ 10,300,000	$ 3,400,000	$ 0